Notes to consolidated statement of cash flows (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Cash Flows [abstract]
Total bank balances and cash	¥ 13,306,139	¥ 15,832,788	¥ 9,364,823
Add: Cash and cash equivalents transferred to disposal group	0	15,104	0
Less: Restricted cash	862,881	430,210	82,433
Cash and cash equivalents as at year end	¥ 12,443,258	¥ 15,417,682	¥ 9,282,390	¥ 7,810,501